Financial Risk Management - Schedule of Contractual Undiscounted Cash Outflows of Non-Derivative Financial Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Non-derivative financial liabilities
Other payables	$ 14,170,250	$ 7,014,157
Lease liabilities	536,563	212,689	$ 40,245
Total of non-derivative financial liabilities	14,706,813	7,226,846
Within1 Year [Member]
Non-derivative financial liabilities
Other payables	14,170,250	7,014,157
Lease liabilities	353,221	189,821
Total of non-derivative financial liabilities	14,523,471	7,203,978
Over 1 year [Member]
Non-derivative financial liabilities
Other payables
Lease liabilities	183,342
Total of non-derivative financial liabilities	$ 183,342